Real Estate and Other Assets Acquired in Settlement of Loans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of real estate acquired in settlement of loans
Beginning Balance	$ 29,729,000	$ 22,997,000	$ 23,592,000
Additions	4,613,000	16,869,000
Proceeds from sales	(9,641,000)	(8,571,000)	(7,435,000)
Charge-offs against the valuation allowance for other real estate owned, net	(4,829,000)	(1,553,000)
Repossessed assets impairment write-downs	(189,000)	(330,000)
Net gain (loss) on sales	(141,000)	317,000
Total other real estate owned and repossessed assets	19,542,000	29,729,000	22,997,000
Less valuation allowance for other real estate owned	(4,675,000)	(6,137,000)	(6,977,000)	(6,158,000)
Ending Balance	14,867,000	23,592,000
Net charge-offs against the allowance for loan losses at the time of foreclosure	$ 800,000	$ 6,700,000